Other taxes receivable & Other taxes payable - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other taxes receivable:
Value added taxes	$ 12,052	$ 3,541
Other taxes receivable	283	234
Other taxes receivable	12,335	3,775
Current	6,368	3,775
Non-Current	5,967	0
Other taxes payable:
Value added taxes	11,841	6,085
Withholding Tax	10,412	11,785
Other taxes payable	443	1,082
Other taxes payable	22,696	18,952
Current	20,947	18,952
Non-Current	$ 1,749	$ 0